Retirement Benefit Plans Part 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Total cost of benefits for U.S. and Non-U.S. Plans	$ 12,108		$ 12,428	$ 11,334
Maximum employer contribution to 401(k) Plan as a percentage of employee's compensation	3.00%
Minimum service period required to be eligible for profit sharing contribution to 401(k) plan (in years)	1
Expenses for 401(k) Plan	$ 8,359		8,098	7,475
U.K. Pension Plan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of year	10,691		9,989
Purchases, sales, issuances and settlements, net	7		52
Net gain	674		1,232
Foreign currency	(1,810)		(582)
Fair value at end of year	9,562		10,691	$ 9,989
U.S. and U.K. Pension Plans | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	19,858		47,201
U.S. and U.K. Pension Plans | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	26,531		0
U.S. and U.K. Pension Plans | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	9,562		10,691
U.S. and U.K. Pension Plans | Cash and Cash Equivalents | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	663		954
U.S. and U.K. Pension Plans | Cash and Cash Equivalents | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Cash and Cash Equivalents | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - U.S. Large-Cap | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	9,803		9,194
U.S. and U.K. Pension Plans | Mutual Funds - U.S. Large-Cap | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - U.S. Large-Cap | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - U.S. Small-Cap | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	2,584		2,258
U.S. and U.K. Pension Plans | Mutual Funds - U.S. Small-Cap | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - U.S. Small-Cap | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - International Equities | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	2,244		2,206
U.S. and U.K. Pension Plans | Mutual Funds - International Equities | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - International Equities | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - Fixed-Income Domestic | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	4,564		32,589
U.S. and U.K. Pension Plans | Mutual Funds - Fixed-Income Domestic | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Mutual Funds - Fixed-Income Domestic | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0		0
U.S. and U.K. Pension Plans | Collective Investment Funds | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0
U.S. and U.K. Pension Plans | Collective Investment Funds | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	26,531
U.S. and U.K. Pension Plans | Collective Investment Funds | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0
U.S. and U.K. Pension Plans | Investment Account Held By Pension Plan | Level 1
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0	[1]	0
U.S. and U.K. Pension Plans | Investment Account Held By Pension Plan | Level 2
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	0	[1]	0
U.S. and U.K. Pension Plans | Investment Account Held By Pension Plan | Level 3
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	9,562	[1]	10,691
Fair Value | U.S. and U.K. Pension Plans
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	55,951		57,892
Fair Value | U.S. and U.K. Pension Plans | Cash and Cash Equivalents
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	663		954
Fair Value | U.S. and U.K. Pension Plans | Mutual Funds - U.S. Large-Cap
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	9,803		9,194
Fair Value | U.S. and U.K. Pension Plans | Mutual Funds - U.S. Small-Cap
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	2,584		2,258
Fair Value | U.S. and U.K. Pension Plans | Mutual Funds - International Equities
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	2,244		2,206
Fair Value | U.S. and U.K. Pension Plans | Mutual Funds - Fixed-Income Domestic
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	4,564		32,589
Fair Value | U.S. and U.K. Pension Plans | Collective Investment Funds
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	26,531
Fair Value | U.S. and U.K. Pension Plans | Investment Account Held By Pension Plan
Fair Value of Plan Assets by Investment Type
Fair value of plan assets	$ 9,562	[1]	$ 10,691

[1]	This category is comprised of investments in insurance contracts.